Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12 — COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2025, the Company had no non-cancelable operating leases.

CONTINGENCIES

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company was not aware of any litigation, lawsuits or claims as of December 31, 2025.